Segment reporting - Schedule of Reconciliation of Segment Adjusted EBITDA to Profit/Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Total Segment Adjusted EBITDA and Group Adjusted EBITA to Profit/(Loss) Before Income Tax [Abstract]
Total segment adjusted EBITDA	$ 96,444	$ 108,254	$ 65,022
Unallocated income, expenses and eliminations:
General and administration costs	(95,789)	(85,318)	(49,668)
Other gains/(losses)(net)	11,735	4,885	(23,827)
Finance income	5,826	7,180	671
Finance costs	(40,868)	(24,442)	(9,085)
Depreciation and amortization	(21,506)	(4,851)	(4,485)
(Loss)/profit before income tax	(5,266)	37,915	2,594
Unallocated income, expenses and eliminations:
Unallocated income, expenses and eliminations:
General and administration costs	(56,897)	(53,111)	(25,702)
Other gains/(losses)(net)	11,735	4,885	(23,827)
Finance income	5,826	7,180	671
Finance costs	(40,868)	(24,442)	(9,085)
Depreciation and amortization	$ (21,506)	$ (4,851)	$ (4,485)